Share-Based Compensation - Schedule of Stock Options Activity (Detail) - Employee stock option [member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	1,076,031		616,832
Effect of the spin-offs	251,145
Granted	710,967		503,150	309,528	334,530
Exercised	(10,681)		(5,724)
Forfeited, canceled or expired	(2,146)		(38,227)
Outstanding, ending balance	2,025,316		1,076,031	616,832
Exercisable	793,005		293,517
Weighted average exercise price, beginning balance	$ 66.83		$ 73.47
Weighted average exercise price, effect of the spin-offs	57.60
Weighted average exercise price, granted	58.02		58.83	$ 82.38	$ 64.59
Weighted average exercise price, exercised	45.35		64.59
Weighted average exercise price, forfeited, canceled or expired	57.99		69.03
Weighted average exercise price, ending balance	50.89	[1]	66.83	$ 73.47
Weighted average exercise price, exercisable	$ 48.23	[1]	$ 70.57

[1]	The weighted average exercise price was adjusted to reflect the Conversion Factor.